Acquisitions, Dispositions And Other Adjustments (Dispositions Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line items]
Disposition		$ 59	$ 646	$ 83
YP Holdings, LLC [Member] | Disposition [Member]
Business Acquisition [Line items]
Disposition of business - period of sale of subsidiary	Jun. 30, 2017
Disposition of business - pretax gain recognized from sale of subsidiary/investment	$ 36